INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

15.    INTANGIBLE ASSETS

Intangible assets of the Group for fiscal years ended on December 31, 2019 and 2018 are as follows:

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2019
Measurement at cost
Goodwill	2,678,965	13,829	—	—	2,692,794	—	—	—	—	—	2,692,794
Brands	146,907	—	—	—	146,907	—	—	—	—	—	146,907
Other intangible assets	2,228,054	651,095	—	(4,269)	2,874,880	(883,780)	120	—	(458,407)	(1,342,067)	1,532,813
TOTAL	5,053,926	664,924	—	(4,269)	5,714,581	(883,780)	120	—	(458,407)	(1,342,067)	4,372,514

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2018
Measurement at cost
Goodwill	255,323	2,423,642	—	—	2,678,965	—	—	—	—	—	2,678,965
Brands	—	146,907	—	—	146,907	—	—	—	—	—	146,907
Other intangible assets	1,723,407	1,300,811	2,520	(798,684)	2,228,054	(1,271,996)	618,809	(2,143)	(228,450)	(883,780)	1,344,274
TOTAL	1,978,730	3,871,360	2,520	(798,684)	5,053,926	(1,271,996)	618,809	(2,143)	(228,450)	(883,780)	4,170,146

15.1    Goodwill impairment

Goodwill is assigned to the Group’s cash generating units on the basis of the operating segments.

	12/31/2019	12/31/2018
Supervielle Seguros S.A.	7,115	7,115
Cordial Compañía Financiera S.A.	177,578	177,578
Banco Regional de Cuyo S.A.	63,419	63,419
InvertirOnline S.A.U. / InvertirOnline.Com Argentina S.A.U.	1,355,982	1,355,982
Micro Lending S.A.U.	1,067,660	1,067,660
Others	21,040	7,211
TOTAL	2,692,794	2,678,965

The recoverable amount of a cash generating unit is determined on the basis of its value in use. These method uses cash flow projections based on approved financial budgets covering a period of five years.

The key assumptions are related to marginal contribution margins. These were determined on the basis of historic performances, other external sources of information and the expectations of market development.

The discount rates used are the respective average cost of capital (“WACC”), which is considered a good indicator of the cost of capital. For each cash generating unit, where the assets are assigned, a specific WACC was determined considering the industry, the country and the size of the business.

The main macroeconomic premises used are detailed below:

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2019	2020	2021	2022	2023	2024
Inflation (end of period)	54.3%	44.2%	25.3%	17.2%	10.0%	8.5%
Inflation (average)	53.3%	54.6%	29.3%	20.6%	13.1%	9.1%
Cost of funding (end of period)	61.4%	36.8%	25.9%	15.4%	11.5%	11.5%
Cost of funding (average)	65.0%	45.2%	31.4%	19.9%	13.2%	11.5%
Loan’s interest rate (average)	78.3%	61.0%	50.0%	41.8%	39.2%	39.0%

Goodwill has been tested annually for impairment. No impairment adjustments have been determined over these assets as a result of the tests performed.

The sensitivity analysis for the cash-generating unit to which the Goodwill was allocated was based on a 5% increase in the weighted average cost of capital. The Group concluded that no impairment loss would need to be recognized on the Goodwill  in the segment under these conditions.